UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 70%	Shares	Value (000)
New Perspective Fund, Class R-6	15,062,424	$555,503
New World Fund, Inc., Class R-6	6,869,328	371,287
The New Economy Fund, Class R-6	9,838,453	371,795
		1,298,585
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	12,274,039	554,541
Total investment securities 100% (cost: $1,804,450,000)		1,853,126
Other assets less liabilities 0%		(634)
Net assets 100%		$1,852,492
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$55,971
Gross unrealized depreciation on investment securities	(9,707)
Net unrealized appreciation on investment securities	46,264
Cost of investment securities	1,806,862
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 70%	Shares	Value (000)
AMCAP Fund, Class R-6	47,462,369	$1,347,931
EuroPacific Growth Fund, Class R-6	23,849,620	1,121,886
SMALLCAP World Fund, Inc., Class R-6	13,988,249	677,032
		3,146,849
Growth-and-income funds 30%
Fundamental Investors, Class R-6	24,029,377	1,346,366
Total investment securities 100% (cost: $4,223,019,000)		4,493,215
Other assets less liabilities 0%		(1,703)
Net assets 100%		$4,491,512
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$268,537
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	268,537
Cost of investment securities	4,224,678
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
The Growth Fund of America, Class R-6	29,295,466	$1,288,122
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	27,665,384	1,249,922
The Investment Company of America, Class R-6	34,417,015	1,281,001
		2,530,923
Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	26,853,262	1,566,082
Fixed income funds 15%
Capital World Bond Fund, Class R-6	48,645,156	935,447
Total investment securities 100% (cost: $6,114,873,000)		6,320,574
Other assets less liabilities 0%		(2,400)
Net assets 100%		$6,318,174
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
Capital World Bond Fund, Class R-6	44,441,260	4,402,523	198,627	48,645,156	$4,722	$935,447
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$251,769
Gross unrealized depreciation on investment securities	(47,693)
Net unrealized appreciation on investment securities	204,076
Cost of investment securities	6,116,498
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Balanced PortfolioSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
New Perspective Fund, Class R-6	29,596,545	$1,091,520
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	11,991,486	541,776
Washington Mutual Investors Fund, Class R-6	13,009,783	540,296
		1,082,072
Equity-income and Balanced funds 40%
American Balanced Fund, Class R-6	42,617,232	1,076,938
American Funds Global Balanced Fund, Class R-6	35,924,409	1,076,295
		2,153,233
Fixed income funds 20%
The Bond Fund of America, Class R-6	84,562,844	1,079,022
Total investment securities 100% (cost: $5,175,071,000)		5,405,847
Other assets less liabilities 0%		(1,834)
Net assets 100%		$5,404,013
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
American Funds Global Balanced Fund, Class R-6	34,775,521	1,148,888	—	35,924,409	$6,751	$1,076,295
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$234,620
Gross unrealized depreciation on investment securities	(5,366)
Net unrealized appreciation on investment securities	229,254
Cost of investment securities	5,176,593
American Funds Portfolio Series — American Funds Balanced Portfolio — Page 4 of 9

American Funds Income PortfolioSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	21,540,099	$804,953
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	17,158,254	1,000,669
The Income Fund of America, Class R-6	45,562,588	1,000,555
		2,001,224
Fixed income funds 30%
American High-Income Trust, Class R-6	58,271,914	603,697
U.S. Government Securities Fund, Class R-6	44,154,731	604,037
		1,207,734
Total investment securities 100% (cost: $3,860,997,000)		4,013,911
Other assets less liabilities 0%		(1,731)
Net assets 100%		$4,012,180
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
U.S. Government Securities Fund, Class R-6	40,437,628	3,717,103	—	44,154,731	$2,031	$604,037
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$200,769
Gross unrealized depreciation on investment securities	(51,582)
Net unrealized appreciation on investment securities	149,187
Cost of investment securities	3,864,724
American Funds Portfolio Series — American Funds Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Income PortfolioSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	6,826,245	$308,410
Washington Mutual Investors Fund, Class R-6	7,425,854	308,395
		616,805
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	20,214,279	309,481
The Tax-Exempt Bond Fund of America, Class R-6	24,241,739	309,082
		618,563
Total investment securities 100% (cost: $1,206,014,000)		1,235,368
Other assets less liabilities 0%		(332)
Net assets 100%		$1,235,036
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
American High-Income Municipal Bond Fund, Class R-6	18,021,335	2,192,944	—	20,214,279	$3,054	$309,481
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$37,979
Gross unrealized depreciation on investment securities	(9,233)
Net unrealized appreciation on investment securities	28,746
Cost of investment securities	1,206,622
American Funds Portfolio Series — American Funds Tax-Advantaged Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	36,275,519	$485,004
Short-Term Bond Fund of America, Class R-6	48,793,128	485,003
The Bond Fund of America, Class R-6	19,004,847	242,502
		1,212,509
Total investment securities 100% (cost: $1,226,060,000)		1,212,509
Other assets less liabilities 0%		(560)
Net assets 100%		$1,211,949
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
Short-Term Bond Fund of America, Class R-6	49,670,464	1,232,227	2,109,563	48,793,128	$1,464	$485,003
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(14,786)
Net unrealized depreciation on investment securities	(14,786)
Cost of investment securities	1,227,295
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,579,198	$289,836
The Tax-Exempt Bond Fund of America, Class R-6	9,742,370	124,215
		414,051
Total investment securities 100% (cost: $425,667,000)		414,051
Other assets less liabilities 0%		(120)
Net assets 100%		$413,931
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,754,313	793,173	1,968,288	18,579,198	$1,754	$289,836
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$784
Gross unrealized depreciation on investment securities	(13,374)
Net unrealized depreciation on investment securities	(12,590)
Cost of investment securities	426,641
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2017, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-900-0317O-S54053	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2017